Trade Payables - Summary of Trade Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade payables [Line Items]
Balance in current liabilities	$ 5,767	$ 5,762
Third Parties In Brazil [member]
Disclosure of trade payables [Line Items]
Balance in current liabilities	3,671	3,280
Third Parties Abroad [member]
Disclosure of trade payables [Line Items]
Balance in current liabilities	1,380	2,019
Related parties [member]
Disclosure of trade payables [Line Items]
Balance in current liabilities	$ 716	$ 463